Submission	Jul. 22, 2026
Submission [Line Items]
Central Index Key	0001866816
Registrant Name	SYNTEC OPTICS HOLDINGS, INC.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES